COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES
COMMON SHARES

18.  COMMON SHARES

	Number of Shares	Amount

	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2010	649,426	10,649
Issuance of common shares for cash	26,121	987

Outstanding at December 31, 2010	675,547	11,636
Issuance of common shares for cash	56,325	2,401

Outstanding at December 31, 2011	731,872	14,037
Issuance of common shares for cash	6,509	269

Outstanding at December 31, 2012	738,381	14,306

Common Shares Issued and Outstanding
 The Company is authorized to issue an unlimited number of common shares without par value.

Restriction on Dividends
 Certain terms of the Company's preferred shares and debt investments could restrict the Company's ability to declare dividends on preferred and common shares. At December 31, 2012, approximately $1.0 billion (2011 – $2.7 billion; 2010 $3.6 billion) was available for the payment of dividends on common and preferred shares.

Cash Dividends
 Cash dividends of $1.2 billion were paid in 2012 (2011 – $1.2 billion; 2010 – 1.1 billion).